                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21142
                                                      ---------

                     Eaton Vance Insured Municipal Bond Fund
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21147
                                                      ---------

               Eaton Vance Insured California Municipal Bond Fund
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: : 811-21148

                Eaton Vance Insured New York Municipal Bond Fund
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

[PHOTO IMAGE]

EATON VANCE INSURED MUNICIPAL BOND FUNDS

INSURED MUNICIPAL

INSURED CALIFORNIA

INSURED NEW YORK

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSURED MUNICIPAL BOND FUND as of September 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads play an important role in the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                     Sincerely,

                     /s/ Thomas J. Fetter

                     Thomas J. Fetter
                     President
                     November 5, 2003

SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2003

MARKET RECAP

While the pace of job growth was disappointing, the U.S. economy improved noticeably in the year ended September 30, 2003. The passage of significant tax legislation appeared to give consumer spending a boost. Capital spending, which has lagged the recovery rate of past expansions, was at last showing signs of recovery in late summer and early fall, as manufacturers of industrial equipment reported stronger orders.

TECHNOLOGY, RETAILING AND CONSTRUCTION HAVE LED THE ECONOMY IN THE EARLY STAGES OF RECOVERY...

A beginning recovery was evident in several key sectors of the economy. Technology companies, especially semiconductor manufacturers and suppliers, have reported robust demand. The manufacturing sector also saw a pickup in activity, with industrial segments, such as machine tools, faring well, as factories began to refit their plants. The retail sector - with the exception of weak auto sales
- was very strong, as consumer confidence rose and tax cuts filtered into consumers' pockets. Despite a rise in mortgage rates, residential construction maintained its strong momentum, although the commercial side was quite sluggish.

WITH SLOW JOB GROWTH AND MANAGEABLE INFLATION, THE FEDERAL RESERVE HAS KEPT INTEREST RATES LOW...

Gross Domestic Product expanded 3.3% in the second quarter of 2003, followed by a 7.2% rise in the third quarter. However, despite the rebounding economy, the labor market remained stagnant through much of the year - the nation's jobless rate was 6.1% in September 2003. While large employers were slow to rehire, the pace of layoffs slowed considerably. Job growth was stronger among temporary agencies and smaller firms, which have generated the lion's share of new jobs in recent years.

Core inflation has generally been contained. Prices for finished goods, consumer staples and services have seen little change. However, prices for some commodities have witnessed a sharp rise, including lumber, plywood, steel and natural gas. Meanwhile, gasoline prices, which spiked dramatically during the prime summer driving season, have since fallen back slightly. With inflation largely held at bay, the Federal Reserve has maintained an accommodative monetary policy. The Fed lowered its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June.

[CHART]

Municipal bond yields exceeded Treasury yields

30-Year AAA-rated
General Obligation (GO) Bonds*           4.97%

Taxable equivalent yield
in 35.0% tax bracket                     7.65%

30-Year Treasury Bond                    4.87%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of September 30, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

However, while the decline in short-term interest rates helped revive the stock market, longer-term interest rates moved slightly higher, prompting a bond market pullback. Ten-year Treasury bond yields - which were at 3.59% at September 30, 2002 - rose to 3.93% by September 30, 2003 in response to a reviving economy. The Lehman Brothers Municipal Bond Index had a total return of 3.89% for the year ended September 30, 2003.*

FACING RISING BUDGET SHORTFALLS, BELEAGUERED STATES HAVE BEEN FORCED TO RAISE TAXES...

Despite lower federal tax rates, the rationale for tax-exempt income has remained intact. Many state governments have enacted income tax hikes and fee increases to make up for revenue shortfalls and budget deficits. Thus, while one portion of the tax burden has fallen, another portion has grown more onerous for many taxpayers. For that reason, we believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.

 *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE INSURED MUNICIPAL BOND FUND as of September 30, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy gathered new momentum in 2003. Consumer-based sectors, such as retail, have mounted a recovery, housing remains relatively strong and manufacturing appears to be on the mend in many sections of the nation. The nation's jobless rate was 6.1% in September 2003, up from 5.6% a year ago.

- The Fund's largest sector weighting was insured* transportation bonds. The nation's transportation infrastructure is undergoing a dramatic overhaul to meet the needs of the next century. The Fund's holdings included issues for rapid transit, toll roads and bridges, monorails and highways.

- Insured general obligations (GOs)* were a significant commitment for the Fund. Amid an uncertain recovery, a weak revenue outlook has raised the specter of budget deficits for many state and cities. As a consequence, the insured* GO sector has drawn more attention from investors.

- In a slow economic recovery, management emphasized public purpose bonds that are relatively immune to economic fluctuations. Consistent with that approach, the Fund had a large investment in insured* water and sewer bonds, whose revenues derive from non-discretionary water bill payments.

- In a changing interest rate environment, management continued to fine-tune the Fund's coupon structure. Management was able to take advantage of an increase in retail demand to make these adjustments.

FUND STATISTICS(1)

- Number of Issues:             107

- Effective Maturity:           12.3 years

- Average Rating:               AAA

- Average Call:                 11.1 years

- Average Dollar Price:         $89.46

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of -3.42% for the year ended September 30, 2003. That return was the result of a decrease in share price from $15.00 on September 30, 2002 to $13.58 on September 30, 2003 and the reinvestment of $0.908 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 5.67% for the year ended September 30, 2003. That return was the result of a decrease in net asset value per share from $14.81 on September 30, 2002 to $14.67 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.58, the Fund had a market yield of 6.68% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 10.28%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      84.1%
AA                                        7.1%
A                                         5.2%
BBB                                       2.7%
Non-Rated                                 0.9%

     For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                -3.42%
Life of Fund (8/30/02)                   1.04

Average Annual Total Returns (by net asset value)

One Year                                 5.67%
Life of Fund (8/30/02)                   8.45

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Transportation*                39.0%

Insured - General Obligations*           21.6%

Insured - Water & Sewer*                 14.6%

Insured - Electric Utilities*            14.4%

Insured - Escrowed/Prerefunded*           9.2%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 35.00% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND as of September 30, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The California economy showed signs of a rebound in 2003, although the pace of recovery remained slow. Health care, hospitality and residential construction were the major sources of new jobs. Manufacturing remained sluggish, with technology still slow to gain traction. The state's September 2003 jobless rate was 6.4%, down from 6.7% a year ago.

- Insured* transportation bonds were the Fund's largest sector weighting at September 30, 2003. Given the state's vast geography, the efficient transport of passengers and freight is a key segment of California's economy. The Fund's investments included issues for airport authorities, mass transit and toll bridges.

- Insured* general obligations (GOs) were key components of the Fund. Given the state's budgetary issues, the insured* nature of the bonds added an additional measure of protection, and provided quality and a dependable revenue stream.

- Insured* lease revenue/certificates of participation constituted significant investments. These issues provided financing for a broad range of public projects, including the Sacramento City Hall Redevelopment and the San Jose Civic Center.

- Insured* special tax revenue bonds were a major commitment for the Fund. These issues provide municipalities an alternative financing method for the infrastructure, utilities and transportation projects that are needed to support California's population growth.

FUND STATISTICS(1)

- Number of Issues:             98

- Effective Maturity:           10.2 years

- Average Rating:               AAA

- Average Call:                 8.8 years

- Average Dollar Price:         $90.62

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of -4.54% for the year ended September 30, 2003. That return was the result of a decrease in share price from $15.00 on September 30, 2002 to $13.41 on September 30, 2003 and the reinvestment of $0.901 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 2.58% for the year ended September 30, 2003. That return was the result of a decrease in net asset value per share from $14.76 on September 30, 2002 to $14.18 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.41, the Fund had a market yield of 6.71% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 11.38%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      91.3%
AA                                        6.1%
A                                         2.6%

     For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                -4.54%
Life of Fund (8/30/02)                  -0.04

Average Annual Total Returns (by net asset value)

One Year                                 2.58%
Life of Fund (8/30/02)                   5.22

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Transportation*                27.4%

Insured - General Obligations*           23.1%

Insured - Lease Revenue/COPs             22.3%

Insured - Special Tax Revenue*           17.9%

Insured - Public Education*              13.3%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 41.05% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND as of September 30, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The New York economy has showed positive trends in 2003. The mid-August power outage had only a minor impact on economic activity, mainly on retailers and temporary agencies. Manufacturing and port activity improved, while housing and hospitality markets remained strong. The state's September 2003 jobless rate was 6.4%, up from 6.0% a year ago.

- Insured* transportation bonds were the Fund's largest sector weighting at September 30, 2003. Among the Fund's investments were bonds for thruways, bridges and tunnels, port authorities and the New York City mass transit authority.

- While insured* hospital bonds constituted a large Fund weighting, management was very selective within the sector. In a very competitive market, the Fund focused on the state's top tier institutions, including New York Presbyterian Hospital and Memorial Sloan-Kettering.

- The Fund's insured* education bonds were deemed attractive for their stable tuition revenues. Investments included some of the state's most esteemed institutions, such as Rochester Institute of Technology, Rockefeller University and New York Medical College.

- The Fund has continued to pursue broad diversification by sector, issuer and coupon distribution. In addition, amid a quickening pace of refundings, call protection remained a prime strategic consideration.

FUND STATISTICS(1)

- Number of Issues:             66

- Effective Maturity:           11.1 years

- Average Rating:               AAA

- Average Call:                 10.1 years

- Average Dollar Price:         $96.54

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of -4.78% for the year ended September 30, 2003. That return was the result of a decrease in share price from $15.06 on September 30, 2002 to $13.45 on September 30, 2003 and the reinvestment of $0.900 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 5.09% for the year ended September 30, 2003. That return was the result of a decrease in net asset value per share from $14.69 on September 30, 2002 to $14.48 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.45, the Fund had a market yield of 6.69% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 11.15%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      85.7%
AA                                       10.8%
A                                         3.5%

     For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                -4.78%
Life of Fund (8/30/02)                   0.09

Average Annual Total Returns (by net asset value)

One Year                                 5.09%
Life of Fund (8/30/02)                   7.11

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Transportation*                44.1%

Insured - Private Education*             29.3%

Insured - Hospital*                      27.8%

Insured - Special Tax Revenue*           10.8%

Transportation                            7.4%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 40.01% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

INSURED MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 162.2%

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 5.4%

$          3,750   California, 5.00%, 2/1/33                               $     3,623,812
          15,000   California, 5.25%, 4/1/30                                    15,076,500
          31,900   New York City, NY, 5.25%, 1/15/33                            32,283,438
------------------------------------------------------------------------------------------
                                                                           $    50,983,750
------------------------------------------------------------------------------------------

HOSPITAL -- 2.4%

$          3,500   Cuyahoga County, OH, (Cleveland Clinic Health
                   System), 5.50%, 1/1/29                                  $     3,585,960
           4,500   Highlands County, FL, Health Facilities Authority,
                   (Adventist Health System),
                   5.375%, 11/15/35(1)                                           4,455,495
          10,500   Lehigh County, PA, General Purpose Authority,
                   (Lehigh Valley Health Network),
                   5.25%, 7/1/32                                                10,308,060
           4,500   South Miami, FL, Health Facility Authority,
                   (Baptist Health), 5.25%, 11/15/33                             4,531,050
------------------------------------------------------------------------------------------
                                                                           $    22,880,565
------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 14.4%

$         21,355   Chelan County, WA, Public Utility District No. 1,
                   (Columbia River), (MBIA), 0.00%, 6/1/27                 $     5,589,458
          10,000   Forsyth, MT, PCR, (Puget Sound Energy),
                   (AMBAC), 5.00%, 3/1/31                                       10,125,200
           8,585   Nebraska Public Power District, (AMBAC),
                   5.00%, 1/1/27                                                 8,733,606
          26,930   Nebraska Public Power District, (AMBAC),
                   5.00%, 1/1/35                                                27,234,848
          60,755   South Carolina Public Service Authority,
                   (FSA), 5.125%, 1/1/37                                        61,867,424
          18,990   Southern Minnesota Municipal Power Agency,
                   (MBIA), 0.00%, 1/1/21                                         8,520,053
          10,650   Southern Minnesota Municipal Power Agency,
                   (MBIA), 0.00%, 1/1/22                                         4,472,680
          21,745   Southern Minnesota Municipal Power Agency,
                   (MBIA), 0.00%, 1/1/24                                         8,045,650
           6,000   Westmoreland County, PA, Municipal Authority,
                   (MBIA), 0.00%, 8/15/23                                        2,196,720
------------------------------------------------------------------------------------------
                                                                           $   136,785,639
------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 9.2%

$          9,500   Jefferson County, AL, Sewer, (FGIC),
                   Prerefunded to 2/1/09, 5.00%, 2/1/33                    $    10,768,060
          16,850   Jefferson County, AL, Sewer, (FGIC),
                   Prerefunded to 2/1/12, 5.00%, 2/1/27                         18,950,858
          25,000   Jefferson County, AL, Sewer, (FGIC),
                   Prerefunded to 2/1/12, 5.00%, 2/1/32                         28,117,000
$         26,245   Jefferson County, AL, Sewer, (FGIC),
                   Prerefunded to 8/1/12, 5.00%, 2/1/41                    $    29,517,227
------------------------------------------------------------------------------------------
                                                                           $    87,353,145
------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 21.6%

$         60,000   California, (XLCA), 5.00%, 10/1/28                      $    60,759,600
          17,380   Chicago, IL, (MBIA), 5.00%, 1/1/41                           17,454,560
          15,530   Chicago, IL, Board of Education, (Chicago
                   School Reform), (FGIC), 0.00%, 12/1/30                        3,587,119
          41,300   Chicago, IL, Board of Education, (Chicago School
                   Reform), (FGIC), 0.00%, 12/1/21                              16,570,386
          36,135   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/30                                                8,362,000
          10,000   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/31                                                2,185,500
          19,000   Chicago, IL, Board of Education, (FGIC)
                   0.00%, 12/1/29                                                4,646,070
          10,500   Chicago, IL, Board of Education, (FGIC)
                   0.00%, 12/1/29                                                2,570,820
          10,000   Detroit, MI, School District, (FGIC),
                   5.00%, 5/1/32                                                10,130,300
          14,375   Detroit, MI, School District, (FGIC),
                   5.25%, 5/1/28                                                14,987,950
          20,425   Kane Cook and Du Page Counties, IL, School
                   District No. 46, (AMBAC), 0.00%, 1/1/21                       8,581,359
          50,650   Kane Cook and Du Page Counties, IL, School
                   District No. 46, (AMBAC), 0.00%, 1/1/22                      19,879,619
          10,000   King County, WA, (MBIA), 5.25%, 1/1/34                       10,286,000
          21,300   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/25                                                 6,745,923
          21,125   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/26                                                 6,295,884
          21,070   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/27                                                 5,947,429
          21,510   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/28                                                 5,740,589
------------------------------------------------------------------------------------------
                                                                           $   204,731,108
------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%

$          5,000   California Health Facilities Financing Authority,
                   (Sutter Health), (MBIA), 5.00%, 8/15/38                 $     5,004,550
          11,700   Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                                      12,596,805
           6,000   Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                   5.25%, 8/15/38                                                6,417,300
------------------------------------------------------------------------------------------
                                                                           $    24,018,655
------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 5.9%

$         12,010   Anaheim, CA, Public Financing Authority Lease
                   Revenue, (FSA), 5.00%, 3/1/37                           $    12,087,705
          42,795   San Jose, CA, Financing Authority, (Civic Center),
                   (AMBAC), 5.00%, 6/1/37                                       43,266,173
------------------------------------------------------------------------------------------
                                                                           $    55,353,878
------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 1.1%

$         10,000   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA),
                   5.25%, 7/1/33                                           $    10,248,500
------------------------------------------------------------------------------------------
                                                                           $    10,248,500
------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 4.3%

$         40,440   University of California, (FGIC),
                   5.00%, 9/1/27                                           $    40,762,711
------------------------------------------------------------------------------------------
                                                                           $    40,762,711
------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 3.9%

$         13,670   Chicago, IL, Wastewater Transmission, (MBIA),
                   0.00%, 1/1/23                                           $     5,002,673
          19,000   King County, WA, Sewer, (FGIC),
                   5.00%, 1/1/31                                                19,209,760
          19,000   Passaic Valley, NJ, Sewer Commissioners,
                   (FGIC), 2.50%, 12/1/32                                       12,422,200
------------------------------------------------------------------------------------------
                                                                           $    36,634,633
------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 7.4%

$         10,000   Arizona Tourism and Sports Authority,
                   (Multipurpose Stadium Facility), (MBIA),
                   5.00%, 7/1/24                                           $    10,251,500
           5,305   Arizona Tourism and Sports Authority,
                   (Multipurpose Stadium Facility), (MBIA),
                   5.00%, 7/1/25                                                 5,421,710
          18,980   Houston, TX, Hotel Occupancy Tax, (AMBAC),
                   0.00%, 9/1/24                                                 6,238,536
          20,000   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL, (MBIA),
                   0.00%, 6/15/32                                                4,260,000
          10,500   Reno, NV, Sales and Room Tax, (AMBAC),
                   5.125%, 6/1/37                                               10,685,325
           7,815   Tustin, CA, Unified School District, (FSA),
                   5.00%, 9/1/38                                                 7,879,005
          25,500   Utah Transportation Authority Sales Tax, (FSA),
                   5.00%, 6/15/32                                               25,779,480
------------------------------------------------------------------------------------------
                                                                           $    70,515,556
------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 39.0%

$         11,000   California Infrastructure and Economic
                   Development, (Bay Area Toll Bridges),
                   (AMBAC), 5.00%, 7/1/33                                  $    11,156,090
          10,000   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/24                                                 3,354,600
          17,000   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/25                                                 5,378,120
          10,200   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/21                                                 4,193,730
          20,000   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/24                                                 6,641,200
          12,500   Los Angeles County, CA, Metropolitan
                   Transportation Authority, (AMBAC),
                   5.00%, 7/1/25                                                12,552,125
          19,810   Massachusetts Turnpike Authority, (AMBAC),
                   5.00%, 1/1/39                                                19,951,245
           9,985   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), 5.125%, 1/1/37                       10,104,720
           5,600   Metropolitan Transportation Authority, NY, (FGIC),
                   5.00%, 11/15/25                                               5,716,928
          10,000   Metropolitan Transportation Authority, NY, (FSA),
                   5.00%, 11/15/30                                              10,149,500
          23,400   Metropolitan Transportation Authority, NY, (FSA),
                   5.00%, 11/15/32                                              23,715,432
          20,000   Metropolitan Transportation Authority, NY, (MBIA),
                   5.00%, 11/15/30                                              20,299,000
          20,000   Nevada Department of Business and Industry,
                   (Las Vegas Monorail -1st Tier), (AMBAC),
                   5.375%, 1/1/40                                               20,959,800
          10,070   Nevada Department of Business and Industry,
                   (Las Vegas Monorail), (AMBAC),
                   0.00%, 1/1/23                                                 3,690,756
           3,100   Nevada Department of Business and
                   Industry, (Las Vegas Monorail), (AMBAC),
                   0.00%, 1/1/28                                                   845,990
          11,500   North Texas Tollway Authority, (FGIC),
                   5.00%, 1/1/20                                                11,937,230
          25,415   Northwest Parkway Public Highway Authority,
                   CO, (FSA), 5.25%, 6/15/41                                    26,282,414
          75,000   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (MBIA), 0.00%, 1/15/31                               17,082,000
          45,020   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (MBIA), 0.00%, 1/15/26                               13,711,291
         119,000   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (MBIA), 0.00%, 1/15/34                               23,036,020
          87,045   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (Toll Road Bonds), (MBIA),
                   0.00%, 1/15/25                                               28,137,296
          23,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/27             6,402,050
          40,165   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20            17,483,825

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$         59,900   Texas Turnpike Authority, (AMBAC),
                   5.00%, 8/15/42                                          $    60,250,415
           6,000   Triborough Bridge and Tunnel Authority,
                   NY, (MBIA), 5.00%, 11/15/32                                   6,080,880
------------------------------------------------------------------------------------------
                                                                           $   369,112,657
------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 8.2%

$          5,000   Illinois Development Finance Authority,
                   (Peoples Gas, Light and Coke), (AMBAC),
                   5.00%, 2/1/33                                           $     5,031,200
          67,000   Los Angeles, CA, Department of Water and
                   Power, (FGIC), 5.00%, 7/1/43                                 67,287,430
           5,700   Philadelphia, PA, Gas Works Revenue, (FSA),
                   5.00%, 8/1/32                                                 5,765,436
------------------------------------------------------------------------------------------
                                                                           $    78,084,066
------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 14.6%

$          5,300   Arkansas Community Water System, Public
                   Water Authority, (MBIA), 5.00%, 10/1/42                 $     5,354,749
          25,885   Atlanta, GA, Water and Wastewater, (MBIA),
                   5.00%, 11/1/39(2)                                            26,148,509
          33,825   Birmingham, AL, Waterworks and Sewer Board,
                   (MBIA), 5.00%, 1/1/37(3)                                     34,134,499
          23,115   Birmingham, AL, Waterworks and Sewer Board,
                   (MBIA), 5.00%, 1/1/43                                        23,305,930
          26,000   East Bay, CA, Municipal Utility District Water
                   System, (MBIA), 5.00%, 6/1/38                                26,196,040
          10,000   New York City, NY, Municipal Water Finance
                   Authority, (Water and Sewer System), (MBIA),
                   5.125%, 6/15/34                                              10,215,500
          15,250   Pittsburgh, PA, Water and Sewer Authority,
                   (FGIC), 0.00%, 9/1/26                                         4,670,618
           8,500   San Antonio, TX, Water System, (FSA),
                   5.00%, 5/15/28                                                8,590,950
------------------------------------------------------------------------------------------
                                                                           $   138,616,795
------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 3.0%

$         10,000   Baltimore, MD, (Water Projects), (FGIC),
                   5.125%, 7/1/42                                          $    10,191,300
           8,000   Chicago, IL, Water Revenue, (AMBAC),
                   5.00%, 11/1/26                                                8,092,480
           5,000   Metropolitan Water District, CA, (FGIC),
                   5.00%, 10/1/33                                                5,072,750
           5,000   Metropolitan Water District, CA, (FGIC),
                   5.00%, 10/1/36                                                5,068,800
------------------------------------------------------------------------------------------
                                                                           $    28,425,330
------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.0%

$          8,850   New Jersey EDA, (School Facilities),
                   5.00%, 6/15/26                                          $     8,975,139
          10,000   New Jersey EDA, (School Facilities),
                   5.00%, 6/15/28                                               10,124,400
------------------------------------------------------------------------------------------
                                                                           $    19,099,539
------------------------------------------------------------------------------------------

OTHER REVENUE -- 6.0%

$         10,000   Capital Trust Agency, FL, (Seminole Tribe
                   Convention), 8.95%, 10/1/33                             $    11,081,700
           2,170   Capital Trust Agency, FL, (Seminole Tribe
                   Convention), 10.00%, 10/1/33                                  2,560,188
          25,000   Golden Tobacco Securitization Corp., CA,
                   5.375%, 6/1/28                                               24,661,750
           9,415   Tobacco Settlement Financing Corp., NJ,
                   6.125%, 6/1/42                                                7,654,489
          11,750   Tobacco Settlement Financing Corp., NJ,
                   6.75%, 6/1/39                                                10,506,498
------------------------------------------------------------------------------------------
                                                                           $    56,464,625
------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 4.6%

$         17,720   Illinois Educational Facilities Authority,
                   (University of Chicago), 5.25%, 7/1/41                  $    18,035,770
          10,000   Massachusetts HEFA, (Harvard University),
                   5.125%, 7/15/37                                              10,295,900
          15,000   North Carolina Capital Facilities Finance Agency,
                   (Duke University), 5.125%, 7/1/42                            15,240,000
------------------------------------------------------------------------------------------
                                                                           $    43,571,670
------------------------------------------------------------------------------------------

TRANSPORTATION -- 6.7%

$         28,500   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                           $    28,715,460
          24,090   Triborough Bridge and Tunnel Authority, NY,
                   5.00%, 1/1/32                                                24,307,051
          10,000   Triborough Bridge and Tunnel Authority, NY,
                   5.25%, 11/15/30                                              10,352,900
------------------------------------------------------------------------------------------
                                                                           $    63,375,411
------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 162.2%
   (IDENTIFIED COST $1,499,155,305)                                        $ 1,537,018,233
------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 0.4%                                     $     3,670,602

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (62.6)%                                                $  (592,876,734)
------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                           $   947,812,101
------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 83.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.6% to 24.4% of total investments.

(1) When-issued security.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       See notes to financial statements.

INSURED CALIFORNIA MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 163.4%

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 6.3%

$          5,110   Foothill/Eastern, Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/30                     $     1,309,233
          18,790   Foothill/Eastern, Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/21                           8,199,016
           9,175   San Joaquin Hills, Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/22                           3,754,960
          18,100   San Joaquin Hills, Transportation Corridor Agency,
                   Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25          6,123,592
------------------------------------------------------------------------------------------
                                                                           $    19,386,801
------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.2%

$          3,250   California, 5.00%, 2/1/33                               $     3,140,637
           6,750   California, 5.25%, 4/1/30                                     6,784,425
------------------------------------------------------------------------------------------
                                                                           $     9,925,062
------------------------------------------------------------------------------------------

HOSPITAL -- 1.0%

$          3,005   Washington Township Health Care District, 5.25%,
                   7/1/29                                                  $     3,038,115
------------------------------------------------------------------------------------------
                                                                           $     3,038,115
------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.2%

$          2,500   Northern California Power Agency, (Hydroelectric),
                   (MBIA), 5.125%, 7/1/23                                  $     2,571,600
           4,000   Sacramento, Municipal Electric Utility District,
                   (FSA), 5.00%, 8/15/28                                         4,061,360
           5,000   Sacramento, Municipal Electric Utility District,
                   (MBIA), 5.00%, 8/15/28                                        5,069,550
           1,000   Southern California Public Power Authority,
                   (Magnolia Power), (AMBAC), 5.00%, 7/1/25                      1,019,650
------------------------------------------------------------------------------------------
                                                                           $    12,722,160
------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.1%

$          7,540   Foothill/Eastern, Transportation Corridor Agency,
                   (FSA), Escrowed to Maturity, 0.00%, 1/1/21              $     3,290,079
------------------------------------------------------------------------------------------
                                                                           $     3,290,079
------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 23.1%

$          2,840   Azusa Unified School District, (FSA), 0.00%, 7/1/25     $       899,655
           2,160   Azusa Unified School District, (FSA), 0.00%, 7/1/26             644,738
           3,290   Azusa Unified School District, (FSA), 0.00%, 7/1/27             929,063
           6,030   Burbank Unified School District, (FGIC), 0.00%, 8/1/21        2,475,255
           1,835   Buttonwillow Union School District, (Election of 2002),
                   (AMBAC), 5.50%, 11/1/27                                       2,058,925
$          2,180   Ceres Unified School District, (FGIC), 0.00%, 8/1/25    $       687,550
           2,900   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/22                                                1,104,494
           1,465   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/23                                                  521,100
           3,100   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/23                                                1,102,670
           1,505   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/25                                                  470,493
           6,555   Foothill-De Anza Community College District,
                   (Election of 1999), (FGIC), 0.00%, 8/1/28                     1,743,106
           8,500   Foothill-De Anza Community College District,
                   (Election of 1999), (FGIC), 0.00%, 8/1/29                     2,132,140
           8,865   Foothill-De Anza Community College District,
                   (Election of 1999), (FGIC), 0.00%, 8/1/30                     2,096,838
           1,835   Huntington Beach City School District, (FGIC),
                   0.00%, 8/1/24                                                   615,129
           2,060   Huntington Beach City School District, (FGIC),
                   0.00%, 8/1/25                                                   649,703
           2,140   Huntington Beach City School District, (FGIC),
                   0.00%, 8/1/26                                                   635,944
           2,000   Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/23                                                   717,540
           2,875   Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/24                                                   963,757
           3,825   Jurupa Unified School District, (FGIC), 0.00%, 8/1/25         1,206,367
           2,000   Jurupa Unified School District, (FGIC), 0.00%, 8/1/26           594,340
           2,235   Kings Canyon Joint Unified School District, (FGIC),
                   0.00%, 8/1/25                                                   704,897
           3,580   Modesto High School District, Stanislaus County,
                   (FGIC), 0.00%, 8/1/25                                         1,129,096
           3,720   Orchard School District, (FGIC), 0.00%, 8/1/21                1,527,023
           5,000   Riverside Unified School District, (FGIC), 5.00%,
                   2/1/27                                                        5,083,650
           6,135   Salinas Union High School District, (MBIA), 5.00%,
                   6/1/27                                                        6,240,522
           1,500   San Diego Unified School District, (FGIC), 0.00%,
                   7/1/20                                                          661,740
          10,000   San Diego Unified School District, (FGIC), 0.00%,
                   7/1/22                                                        3,857,300
          10,000   San Diego Unified School District, (FGIC), 0.00%,
                   7/1/23                                                        3,603,200
           3,600   San Jose Evergreen Community College District,
                   (MBIA), 5.00%, 9/1/26                                         3,666,132
           8,000   San Juan Unified School District, (FSA), 0.00%,
                   8/1/21                                                        3,283,920
           3,735   San Mateo County Community College District, (FGIC),
                   0.00%, 9/1/20                                                 1,634,361
           5,000   San Mateo County Community College District, (FGIC),
                   0.00%, 9/1/22                                                 1,912,350
           4,365   San Mateo County Community College District, (FGIC),
                   0.00%, 9/1/23                                                 1,559,309
           3,955   San Mateo County Community College District, (FGIC),
                   0.00%, 9/1/25                                                 1,241,870

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$          5,240   San Mateo Union High School District, (FGIC),
                   0.00%, 9/1/21                                           $     2,142,007
           2,740   Santa Ana Unified School District, (MBIA), 5.00%,
                   8/1/32                                                        2,775,949
           3,825   Union Elementary School District, (FGIC), 0.00%,
                   9/1/24                                                        1,276,594
           3,000   Ventura County Community College District, (MBIA),
                   5.00%, 8/1/27                                                 3,052,290
           1,985   Victor Elementary School District, (FGIC), 0.00%,
                   8/1/25                                                          626,049
           2,500   West Contra Costa Unified School District, (FGIC),
                   5.00%, 8/1/31                                                 2,526,500
------------------------------------------------------------------------------------------
                                                                           $    70,753,566
------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.8%

$         20,860   California Health Facilities Financing Authority,
                   (Sutter Health), (MBIA), 5.00%, 8/15/38                 $    20,878,983
------------------------------------------------------------------------------------------
                                                                           $    20,878,983
------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 22.3%

$          2,000   Anaheim, Public Financing Authority Lease Revenue,
                   (FSA), 0.00%, 9/1/30                                    $       468,480
           5,000   Anaheim, Public Financing Authority Lease Revenue,
                   (FSA), 0.00%, 9/1/35                                            878,750
           8,545   Anaheim, Public Financing Authority Lease Revenue,
                   (FSA), 0.00%, 9/1/29                                          2,123,176
          30,000   Anaheim, Public Financing Authority Lease Revenue,
                   (FSA), 5.00%, 3/1/37                                         30,194,100
           1,000   California Public Works Board Lease Revenue,
                   (Department of General Services), (AMBAC), 5.00%,
                   12/1/27                                                       1,016,480
           1,265   Coachella Valley Unified School District, (MBIA),
                   5.00%, 9/1/27                                                 1,285,227
           6,000   Sacramento Financing Authority, (City Hall
                   Redevelopment), (FSA), 5.00%, 12/1/28                         6,094,440
          15,000   San Jose Financing Authority, (Civic Center),
                   (AMBAC), 5.00%, 6/1/37                                       15,165,150
           5,850   Shasta Joint Powers Financing Authority, (County
                   Administration Building), (MBIA), 5.00%, 4/1/29               5,940,675
           5,000   Shasta Joint Powers Financing Authority, (County
                   Administration Building), (MBIA), 5.00%, 4/1/33               5,069,850
------------------------------------------------------------------------------------------
                                                                           $    68,236,328
------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 0.5%

$          1,560   California Educational Facilities Authority,
                   (St. Mary's College of California), (MBIA), 5.125%,
                   10/1/26                                                 $     1,606,769
------------------------------------------------------------------------------------------
                                                                           $     1,606,769
------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 13.3%

$          1,835   California University, (AMBAC), 5.00%, 11/1/33          $     1,856,965
           1,000   California University, (AMBAC), 5.125%, 11/1/26               1,026,260
          22,500   University of California, (FGIC), 5.00%, 9/1/27              22,679,550
          15,000   University of California, (FGIC), 5.125%, 9/1/30             15,332,250
------------------------------------------------------------------------------------------
                                                                           $    40,895,025
------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 7.6%

$         23,115   East Bay Municipal Utility District Water System,
                   (MBIA), 5.00%, 6/1/38                                   $    23,237,047
------------------------------------------------------------------------------------------
                                                                           $    23,237,047
------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 0.6%

$          1,800   Murrieta Redevelopment Agency Tax, (MBIA),
                   5.00%, 8/1/32                                           $     1,824,696
------------------------------------------------------------------------------------------
                                                                           $     1,824,696
------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 17.9%

$          7,000   Manteca Redevelopment Agency, (FSA),
                   5.00%, 10/1/32                                          $     7,097,650
           2,500   North City, School Facility Financing Authority,
                   (AMBAC), 0.00%, 9/1/26                                          736,350
           7,000   Pomona Public Financing Authority, (MBIA),
                   5.00%, 2/1/33                                                 7,078,820
           3,500   San Francisco, Bay Area Rapid Transportation
                   District, (AMBAC), 5.00%, 7/1/26                              3,552,535
           7,000   San Francisco, Bay Area Rapid Transportation
                   District, (AMBAC), 5.125%, 7/1/36                             7,143,010
           4,045   Santa Clara Valley Transportation Authority, (MBIA),
                   5.00%, 6/1/26                                                 4,105,190
          13,000   Tustin Unified School District, (FSA), 5.00%, 9/1/32         13,153,400
          12,000   Tustin Unified School District, (FSA), 5.00%, 9/1/38         12,098,280
------------------------------------------------------------------------------------------
                                                                           $    54,965,235
------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 27.4%

$          4,000   Alameda Corridor Transportation Authority, (MBIA),
                   4.75%, 1/1/25                                           $     3,975,680
          15,150   California Infrastructure and Economic Development,
                   (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33              15,364,978
           7,250   California Infrastructure and Economic Development,
                   (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36               7,347,223
           1,000   California Infrastructure and Economic Development,
                   (Bay Area Toll Bridges), (FGIC), 5.00%, 7/1/29                1,015,750
          35,400   Los Angeles County, Metropolitan Transportation Authority,
                   (AMBAC), 5.00%, 7/1/25                                       35,547,618

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- (CONTINUED)

$         13,940   Sacramento County, Airport System, (FSA),
                   5.00%, 7/1/27                                           $    14,161,228
           3,445   San Joaquin Hills, Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/30                                          834,724
           5,000   San Joaquin Hills, Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/31                                        1,138,800
          15,000   San Joaquin Hills, Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/26                                        4,568,400
------------------------------------------------------------------------------------------
                                                                           $    83,954,401
------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 4.9%

$         14,750   Los Angeles Department of Water and Power, (MBIA),
                   5.125%, 7/1/41                                          $    14,945,585
------------------------------------------------------------------------------------------
                                                                           $    14,945,585
------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 13.2%

$          8,180   California Water Resource, (Central Valley), (FGIC),
                   5.00%, 12/1/29(1)                                       $     8,302,700
           5,500   Contra Costa Water District, (FSA), 4.50%, 10/1/31            5,202,780
           7,620   East Bay Municipal Utility District Water System,
                   (MBIA), 5.00%, 6/1/38                                         7,677,455
           2,000   East Bay Municipal Utility District Water System,
                   (MBIA), 5.00%, 6/1/26                                         2,029,760
           3,350   Long Beach Water Revenue, (MBIA), 5.00%, 5/1/24               3,416,632
          10,000   Metropolitan Water District, CA, (FGIC), 5.00%,
                   10/1/36                                                      10,137,600
           3,750   San Diego, (Water Utility Fund), (FGIC), 4.75%,
                   8/1/28                                                        3,709,313
------------------------------------------------------------------------------------------
                                                                           $    40,476,240
------------------------------------------------------------------------------------------

WATER REVENUE -- 10.0%

$          4,500   California Water Resource, (Central Valley),
                   4.75%, 12/1/24                                          $     4,490,190
           4,970   California Water Resource, (Central Valley),
                   5.00%, 12/1/29                                                5,005,039
          21,180   Southern California Metropolitan Water District,
                   5.00%, 7/1/37                                                21,308,351
------------------------------------------------------------------------------------------
                                                                           $    30,803,580
------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 163.4%
   (IDENTIFIED COST $495,497,594)                                          $   500,939,672
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                     $       728,491

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (63.6)%                                                $  (195,012,040)
------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                           $   306,656,123
------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 87.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 18.3% to 27.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

INSURED NEW YORK MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 160.2%

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%

$          2,000   Long Island Power Authority Electric System Revenue,
                   5.00%, 9/1/27                                           $     1,994,940
           1,000   New York Power Authority, 5.25%, 11/15/40                     1,027,860
------------------------------------------------------------------------------------------
                                                                           $     3,022,800
------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.7%

$          3,000   New York, 5.25%, 1/15/28                                $     3,043,830
           1,500   New York City, 5.00%, 9/15/22                                 1,515,795
           3,075   New York City, 5.25%, 6/1/27                                  3,118,173
           3,000   New York City, 5.25%, 1/15/33                                 3,036,060
------------------------------------------------------------------------------------------
                                                                           $    10,713,858
------------------------------------------------------------------------------------------

HOSPITAL -- 4.4%

$         10,000   New York Dormitory Authority, (North General
                   Hospital), 5.00%, 2/15/25                               $    10,040,300
------------------------------------------------------------------------------------------
                                                                           $    10,040,300
------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.6%

$          7,500   Long Island Power Authority Electric System Revenue,
                   (CIFG), 5.00%, 9/1/33                                   $     7,608,150
           5,000   Long Island Power Authority Electric System Revenue,
                   (FSA), 0.00%, 6/1/22                                          2,060,550
           4,000   Long Island Power Authority, (FSA), 0.00%, 6/1/20             1,866,600
           6,250   Long Island Power Authority, (FSA), 0.00%, 6/1/26             2,020,000
           4,785   Long Island Power Authority, (FSA), 0.00%, 6/1/28             1,385,736
------------------------------------------------------------------------------------------
                                                                           $    14,941,036
------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.6%

$            250   Cattaraugus County, (MBIA), 4.75%, 9/15/27              $       249,462
           3,625   Sachem Central School District, (MBIA),
                   5.00%, 6/15/26                                                3,721,534
           2,005   Sachem Central School District, (MBIA),
                   5.00%, 6/15/27                                                2,055,245
------------------------------------------------------------------------------------------
                                                                           $     6,026,241
------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 27.8%

$         17,500   New York City Health and Hospital Corp., (Health
                   Systems), (AMBAC), 5.00%, 2/15/23                       $    17,980,375
          10,600   New York Dormitory Authority, (Hospital Surgery),
                   (AMBAC), 5.00%, 2/1/38                                       10,682,256
           4,000   New York Dormitory Authority, (Memorial Sloan-
                   Kettering Cancer Center), (MBIA), 0.00%, 7/1/26         $     1,276,080
          23,835   New York Dormitory Authority, (Memorial Sloan-
                   Kettering Cancer Center), (MBIA), 0.00%, 7/1/28               6,802,986
          26,070   New York Dormitory Authority, (Memorial Sloan-
                   Kettering Cancer Center), (MBIA), 0.00%, 7/1/29               7,046,721
           2,965   New York Dormitory Authority, (Mental Health Services
                   Facility Improvements), (FSA), 5.25%, 8/15/30                 3,051,786
           5,360   New York Dormitory Authority, (Municipal Health
                   Facilities Improvement), (FSA), 4.75%, 1/15/29                5,316,745
           5,000   New York Dormitory Authority, (New York Presbyterian
                   Hospital), (AMBAC), 4.75%, 8/1/27                             4,891,450
           6,000   New York Dormitory Authority, (New York Presbyterian
                   Hospital), (AMBAC), 5.00%, 8/1/32                             6,062,880
------------------------------------------------------------------------------------------
                                                                           $    63,111,279
------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 29.3%

$          8,000   New York City Industrial Development Agency,
                   (New York University), (AMBAC), 5.00%, 7/1/41           $     8,076,160
          11,500   New York Dormitory Authority, (Brooklyn Law School),
                   (XLCA), 5.125%, 7/1/30                                       11,755,990
           5,000   New York Dormitory Authority, (Fordham University),
                   (MBIA), 5.00%, 7/1/28                                         5,063,900
           1,000   New York Dormitory Authority, (Iona College), (XLCA),
                   5.125%, 7/1/32                                                1,021,140
          10,000   New York Dormitory Authority, (New York Medical
                   College), (MBIA), 5.00%, 7/1/21                              10,438,300
           4,250   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.00%, 7/1/31                                        4,305,547
           5,020   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.00%, 7/1/41                                        5,072,660
           3,000   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.50%, 7/1/40                                        3,424,740
          13,585   New York Dormitory Authority, (Rochester Institute of
                   Technology), (AMBAC), 5.25%, 7/1/32                          14,100,279
           1,820   New York Dormitory Authority, (Rockefeller
                   University), (MBIA), 4.75%, 7/1/37                            1,806,841
           1,460   Saratoga County Industrial Development Agency,
                   (Skidmore College), (FSA), 4.50%, 7/1/21                      1,460,482
------------------------------------------------------------------------------------------
                                                                           $    66,526,039
------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION-- 5.2%

$          1,750   New York Dormitory Authority, (School Districts
                   Financing Program), (MBIA), 5.00%, 10/1/30              $     1,775,987
          10,000   New York Dormitory Authority, (University Educational
                   Facility), (MBIA), 4.75%, 5/15/25                            10,013,900
------------------------------------------------------------------------------------------
                                                                           $    11,789,887
------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)         SECURITY                                           VALUE
------------------------------------------------------------------------------------------
INSURED-SOLID WASTE -- 2.3%

$          1,710   Ulster County Resource Recovery Agency, Solid Waste
                   System, (AMBAC), 0.00%, 3/1/19                          $       853,871
           1,645   Ulster County Resource Recovery Agency, Solid Waste
                   System, (AMBAC), 0.00%, 3/1/20                                  770,255
           1,790   Ulster County Resource Recovery Agency, Solid Waste
                   System, (AMBAC), 0.00%, 3/1/21                                  785,452
           1,240   Ulster County Resource Recovery Agency, Solid Waste
                   System, (AMBAC), 0.00%, 3/1/22                                  512,492
           1,090   Ulster County Resource Recovery Agency, Solid Waste
                   System, (AMBAC), 0.00%, 3/1/23                                  422,931
           1,490   Ulster County Resource Recovery Agency, Solid Waste
                   System, (AMBAC), 0.00%, 3/1/24                                  543,001
           3,735   Ulster County Resource Recovery Agency, Solid Waste
                   System, (AMBAC), 0.00%, 3/1/25                                1,282,039
------------------------------------------------------------------------------------------
                                                                           $     5,170,041
------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.8%

$          9,000   New York City Transitional Finance Authority, (Future
                   Tax), (MBIA), 5.00%, 5/1/31                             $     9,120,960
           3,150   New York Urban Development Corp., (Personal Income
                   Tax), (FGIC), 5.00%, 3/15/33                                  3,193,785
          12,000   New York Urban Development Corp., (Personal Income
                   Tax), (MBIA), 5.125%, 3/15/27                                12,306,000
------------------------------------------------------------------------------------------
                                                                           $    24,620,745
------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 44.1%

$         37,750   Metropolitan Transportation Authority, (FSA),
                   5.00%, 11/15/30                                         $    38,314,362
          15,560   Metropolitan Transportation Authority, (FSA),
                   5.00%, 11/15/32 (1)                                          15,769,749
           5,000   New York Thruway Authority, (FGIC), 5.00%, 1/1/25             5,076,050
           5,775   Port Authority of New York and New Jersey, (MBIA),
                   5.125%, 10/15/30                                              5,901,184
          10,000   Triborough Bridge and Tunnel Authority, (FGIC),
                   5.00%, 1/1/32                                                10,124,000
          24,600   Triborough Bridge and Tunnel Authority, (MBIA),
                   5.00%, 11/15/32                                              24,931,608
------------------------------------------------------------------------------------------
                                                                           $   100,116,953
------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 6.5%

$          1,000   Buffalo Municipal Water Finance Authority, (FSA),
                   5.125%, 7/1/32                                          $     1,022,570
          11,000   New York City Municipal Water Finance Authority,
                   Water and Sewer, (MBIA), 5.125%, 6/15/34                     11,237,050
           2,500   Niagara Falls Public Water Authority and Sewer
                   System, (MBIA), 5.00%, 7/15/34                                2,535,000
------------------------------------------------------------------------------------------
                                                                           $    14,794,620
------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 0.7%

$          1,650   Buffalo Municipal Water Finance Authority, (FGIC),
                   5.00%, 7/1/28                                           $     1,671,087
------------------------------------------------------------------------------------------
                                                                           $     1,671,087
------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 2.1%

$          1,630   Madison County Industrial Development Agency,
                   (Colgate University), 5.00%, 7/1/33                     $     1,644,279
           3,065   Rensselaer County Industrial Development Agency,
                   (Rensselaer Polytech Institute), 5.125%, 8/1/27               3,089,765
------------------------------------------------------------------------------------------
                                                                           $     4,734,044
------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.9%

$          1,925   New York City Transitional Finance Authority,
                   5.00%, 8/1/24                                           $     1,964,154
------------------------------------------------------------------------------------------
                                                                           $     1,964,154
------------------------------------------------------------------------------------------

TRANSPORTATION -- 7.4%

$          5,000   Metropolitan Transportation Authority, 5.125%, 1/1/29   $     5,084,250
           2,000   New York Thruway Authority, 5.25%, 1/1/21                     2,147,040
           9,500   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                 9,571,820
------------------------------------------------------------------------------------------
                                                                           $    16,803,110
------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.5%

$          3,090   New York City Municipal Water Finance Authority,
                   Water and Sewer, 5.00%, 6/15/28                         $     3,134,651
           1,000   New York City Municipal Water Finance Authority,
                   Water and Sewer, 5.125%, 6/15/31                              1,018,400
           3,750   New York City Municipal Water Finance Authority,
                   Water and Sewer, 5.125%, 6/15/32                              3,816,600
------------------------------------------------------------------------------------------
                                                                           $     7,969,651
------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 160.2%
   (IDENTIFIED COST $357,086,895)                                          $   364,015,845
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.6%                                     $     5,820,993

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (62.8)%                                             $  (142,570,564)
------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
   SHARES -- 100.0%                                                        $   227,266,274
------------------------------------------------------------------------------------------

                       See notes to financial statements.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 84.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 31.9% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2003

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of September 30, 2003

                                                      INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
  Identified cost                                    $         1,499,155,305   $           495,497,594   $           357,086,895
  Unrealized appreciation                                         37,862,928                 5,442,078                 6,928,950
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                $         1,537,018,233   $           500,939,672   $           364,015,845
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                      $             9,419,057   $             2,982,256   $             3,580,462
Interest receivable                                               16,415,876                 4,817,703                 4,314,433
Prepaid expenses                                                     978,857                        54                   146,403
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                         $         1,563,832,023   $           508,739,685   $           372,057,143
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                    $            13,194,456   $             3,137,254   $             1,496,660
Payable for daily variation margin on open
  financial futures contracts                                      3,109,600                 1,277,812                   226,562
Payable for when-issued securities                                 4,449,031                        --                        --
Due to bank                                                        2,228,962                 2,617,366                   450,211
Accrued expenses                                                     161,139                    39,090                    46,872
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    $            23,143,188   $             7,071,522   $             2,220,305
--------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                    592,876,734               195,012,040               142,570,564
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares               $           947,812,101   $           306,656,123   $           227,266,274
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number
  of shares authorized                               $               646,067   $               216,282   $               156,981
Additional paid-in capital                                       911,973,551               305,163,036               221,346,825
Accumulated net realized gain (loss) (computed on
  the basis of identified cost)                                    2,810,915                  (929,938)                 (587,046)
Accumulated undistributed net investment income                    4,586,164                   423,001                   212,142
Net unrealized appreciation (computed on the basis
  of identified cost)                                             27,795,404                 1,783,742                 6,137,372
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares               $           947,812,101   $           306,656,123   $           227,266,274
--------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                      23,700                     7,800                     5,700
--------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                  64,606,667                21,628,202                15,698,145
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

Net assets applicable to common shares DIVIDED BY
  common shares issued and outstanding               $                 14.67   $                 14.18   $                 14.48
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Operations

For the Year Ended September 30, 2003

                                                      INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                             $            73,988,916   $            23,804,783   $            17,143,062
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                              $            73,988,916   $            23,804,783   $            17,143,062
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                               $             9,593,761   $             3,147,936   $             2,310,673
Trustees fees and expenses                                            21,652                    15,875                    11,935
Legal and accounting services                                         86,390                    65,256                    65,592
Printing and postage                                                 136,681                    37,519                    29,772
Custodian fee                                                        333,212                   201,038                   153,866
Transfer and dividend disbursing agent                                62,748                    58,795                    61,413
Preferred shares remarketing agent fee                             1,361,130                   443,176                   326,970
Miscellaneous                                                         76,689                    31,427                    28,245
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       $            11,672,263   $             4,001,022   $             2,988,466
--------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                         156,364                    95,699                    79,047
  Reduction of investment adviser fee                              4,723,082                 1,555,160                 1,137,562
--------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                             $             4,879,446   $             1,650,859   $             1,216,609
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                         $             6,792,817   $             2,350,163   $             1,771,857
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                $            67,196,099   $            21,454,620   $            15,371,205
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
  Investment transactions (identified cost basis)                 (2,782,848)               (4,263,149)               (1,623,325)
  Financial futures contracts                                      5,126,230                 2,827,060                 1,008,360
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                             $             2,343,382   $            (1,436,089)  $              (614,965)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
  Investments (identified cost basis)                              9,046,623                (3,520,395)                1,473,768
  Financial futures contracts                                    (10,067,524)               (3,658,336)                 (791,578)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation)                                     $            (1,020,901)  $            (7,178,731)  $               682,190
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)              $             1,322,481   $            (8,614,820)  $                67,225
--------------------------------------------------------------------------------------------------------------------------------
Distributions to preferred shareholders              $            (5,871,438)  $            (1,685,296)  $            (1,403,053)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations           $            62,647,142   $            11,154,504   $            14,035,377
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Year Ended September 30, 2003

INCREASE (DECREASE) IN NET ASSETS                     INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                              $            67,196,099   $            21,454,620   $            15,371,205
  Net realized gain (loss)                                         2,343,382                (1,436,089)                 (614,965)
  Net change in unrealized appreciation
   (depreciation)                                                 (1,020,901)               (7,178,731)                  682,190
  Distributions to preferred shareholders                         (5,871,438)               (1,685,296)               (1,403,053)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations           $            62,647,142   $            11,154,504   $            14,035,377
--------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
  From net investment income                                     (58,630,555)              (19,464,591)              (14,118,015)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders           $           (58,630,555)  $           (19,464,591)  $           (14,118,015)
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
  Proceeds from sale of common shares(1)             $            21,487,500   $             7,377,375   $             6,159,750
  Reinvestment of distributions to common
    shareholders                                                          --                    89,787                   502,907
  Offering costs and preferred shares underwriting
    discounts                                                    (12,311,002)               (4,134,934)               (3,053,056)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share
  transactions                                       $             9,176,498   $             3,332,228   $             3,609,601
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                $            13,193,085   $            (4,977,859)  $             3,526,963
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                 $           934,619,016   $           311,633,982   $           223,739,311
--------------------------------------------------------------------------------------------------------------------------------
At end of year                                       $           947,812,101   $           306,656,123   $           227,266,274
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO COMMON SHARES

At end of year                                       $             4,586,164   $               423,001   $               212,142
--------------------------------------------------------------------------------------------------------------------------------

(1) Proceeds from sale of shares net of sales load paid of $1,012,500, $347,625 and $290,250 for Insured Municipal Bond Fund, Insured California Fund and Insured New York Fund, respectively.

                       See notes to financial statements.

For the Period Ended September 30, 2002(1)

INCREASE (DECREASE) IN NET ASSETS                     INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                              $             2,359,591   $               624,419   $               399,388
  Net realized loss                                                       --                        --                    (9,464)
  Net change in unrealized appreciation
    (depreciation)                                                28,816,305                 8,962,473                 5,455,182
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations           $            31,175,896   $             9,586,892   $             5,845,106
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
  Proceeds from sale of common shares(2)             $           903,907,500   $           302,257,500   $           218,098,125
  Offering costs and preferred shares underwriting
    discounts                                                       (564,380)                 (310,410)                 (303,920)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                       $           903,343,120   $           301,947,090   $           217,794,205
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                           $           934,519,016   $           311,533,982   $           223,639,311
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                               $               100,000   $               100,000   $               100,000
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                     $           934,619,016   $           311,633,982   $           223,739,311
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO COMMON SHARES

At end of period                                     $             2,359,591   $               624,419   $               399,388
--------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 30, 2002, to September 30, 2002.
(2) Proceeds from sale of shares net of sales load paid of $42,592,500, $14,242,500 and $10,276,875 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

                       See notes to financial statements.

Financial Highlights

Selected data for a common share outstanding during the periods stated

                                                        INSURED MUNICIPAL FUND
                                                     ---------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------
                                                        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common
  shares)                                            $   14.810       $   14.325(3)
--------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $    1.041       $    0.040
Net realized and unrealized gain                          0.009            0.454
Distributions to preferred shareholders                  (0.091)              --
--------------------------------------------------------------------------------
Total income from operations                         $    0.959       $    0.494
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $   (0.908)      $       --
--------------------------------------------------------------------------------
Total distributions to common shareholders           $   (0.908)      $       --
--------------------------------------------------------------------------------

Preferred and Common shares offering costs
  charged to paid-in capital                         $   (0.007)      $   (0.009)
--------------------------------------------------------------------------------

Preferred Shares underwriting discounts              $   (0.184)      $       --
--------------------------------------------------------------------------------

Net asset value -- End of year (Common shares)       $   14.670       $   14.810
--------------------------------------------------------------------------------

Market value -- End of year (Common shares)          $   13.580       $   15.000
--------------------------------------------------------------------------------

Total Investment Return on Net Asset Value                 5.67%(5)         3.39%(4)
--------------------------------------------------------------------------------

Total Investment Return on Market Value                   (3.42)%(5)        4.71%(4)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA +,++

Net assets applicable to common shares, end of
  year (000's omitted)                               $  947,812       $  934,619
Ratios (As a percentage of average net assets
  applicable to common shares):
    Net expenses(6)                                        0.75%            0.48%(7)
    Net expenses after custodian fee reduction(6)          0.73%            0.46%(7)
    Net investment income(6)                               7.20%            3.20%(7)
Portfolio Turnover                                           63%               0%
--------------------------------------------------------------------------------
*   The operating expenses of the Fund reflect a
    reduction of the investment adviser fee. Had
    such action not been taken, the ratios and net
    investment income per share would have been as
    follows:
Ratios (As a percentage of average net assets
  applicable to common shares):
    Expenses(6)                                            1.26%            0.80%(7)
    Expenses after custodian fee reduction(6)              1.24%            0.78%(7)
    Net investment income(6)                               6.69%            2.88%(7)
Net investment income per share                      $    0.967       $    0.036
--------------------------------------------------------------------------------
++  The ratios reported above are based on net
    assets applicable solely to common shares. The
    ratios based on net assets, including amounts
    related to preferred shares, are as follows:
Ratios (As a percentage of average total net
  assets):
    Net expenses                                           0.47%
    Net expenses after custodian fee reduction             0.46%
    Net investment income                                  4.54%
--------------------------------------------------------------------------------

                       See notes to financial statements.

                                                        INSURED MUNICIPAL FUND
                                                     ---------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------
                                                        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a
    reduction of the investment advisor fee. Had
    such action not been taken, the ratios would
    have been as follows:
Ratios (As a percentage of average total net
  assets):
    Expenses                                               0.79%
    Expenses after custodian fee reduction                 0.78%
    Net investment income                                  4.22%
--------------------------------------------------------------------------------
Senior Securities:
    Total preferred shares outstanding                   23,700
    Asset coverage per preferred share(8)            $   65,008
    Involuntary liquidation preference per
      preferred share(9)                             $   25,000
    Approximate market value per preferred share(9)  $   25,000
--------------------------------------------------------------------------------

(1) Computed using average common shares outstanding.

(2) For the period from the start of business, August 30, 2002, to September 30, 2002.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7) Annualized.

(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9) Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                       INSURED CALIFORNIA FUND
                                                     ---------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------
                                                        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common
  shares)                                            $   14.760       $   14.325(3)
--------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $    0.993       $    0.031
Net realized and unrealized gain (loss)                  (0.402)           0.420
Distributions to preferred shareholders                  (0.078)              --
--------------------------------------------------------------------------------
Total income from operations                         $    0.513       $    0.451
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $   (0.901)      $       --
--------------------------------------------------------------------------------
Total distributions to common shareholders           $   (0.901)      $       --
--------------------------------------------------------------------------------

Preferred and Common shares offering costs charged
  to paid-in capital                                 $   (0.011)      $   (0.016)
--------------------------------------------------------------------------------

Preferred Shares underwriting discounts              $   (0.181)      $       --
--------------------------------------------------------------------------------

Net asset value -- End of year (Common shares)       $   14.180       $   14.760
--------------------------------------------------------------------------------

Market value -- End of year (Common shares)          $   13.410       $   15.000
--------------------------------------------------------------------------------

Total Investment Return on Net Asset Value                 2.58%(5)         3.04%(4)
--------------------------------------------------------------------------------

Total Investment Return on Market Value                   (4.54)%(5)        4.71%(4)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA +,++

Net assets applicable to common shares, end of
  year (000's omitted)                               $  306,656       $  311,634
Ratios (As a percentage of average net assets
  applicable to common shares):
    Net expenses(6)                                        0.80%            0.61%(7)
    Net expenses after custodian fee reduction(6)          0.77%            0.59%(7)
    Net investment income(6)                               7.02%            2.54%(7)
Portfolio Turnover                                           38%               0%
--------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a
    reduction of the investment adviser fee. Had
    such action not been taken, the ratios and net
    investment income per share would have been as
    follows:
Ratios (As a percentage of average net assets
  applicable to common shares):
    Expenses(6)                                            1.31%            0.93%(7)
    Expenses after custodian fee reduction(6)              1.28%            0.91%(7)
    Net investment income(6)                               6.51%            2.22%(7)
Net investment income per share                      $    0.921       $    0.027
--------------------------------------------------------------------------------
++  The ratios reported above are based on net
    assets applicable solely to common shares. The
    ratios based on net assets, including amounts
    related to preferred shares, are as follows:
Ratios (As a percentage of average total net
  assets):
    Net expenses                                           0.50%
    Net expenses after custodian fee reduction             0.48%
    Net investment income                                  4.42%
--------------------------------------------------------------------------------

                       See notes to financial statements.

                                                       INSURED CALIFORNIA FUND
                                                     ---------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------
                                                        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------
*   The operating expenses of the Fund reflect a
    reduction of the investment advisor fee. Had
    such action not been taken, the ratios would
    have been as follows:
Ratios (As a percentage of average total net
  assets):
    Expenses                                               0.82%
    Expenses after custodian fee reduction                 0.80%
    Net investment income                                  4.10%
--------------------------------------------------------------------------------
Senior Securities:
    Total preferred shares outstanding                    7,800
    Asset coverage per preferred share(8)            $   64,316
    Involuntary liquidation preference per
      preferred share(9)                             $   25,000
    Approximate market value per preferred share(9)  $   25,000
--------------------------------------------------------------------------------

(1) Computed using average common shares outstanding.

(2) For the period from the start of business, August 30, 2002, to September 30, 2002.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7) Annualized.

(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9) Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                        INSURED NEW YORK FUND
                                                     ---------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------
                                                        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common
  shares)                                            $   14.690       $   14.325(3)
--------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $    0.981       $    0.028
Net realized and unrealized gain (loss)                  (0.006)*          0.358
Distributions to preferred shareholders                  (0.090)              --
--------------------------------------------------------------------------------
Total income from operations                         $    0.885       $    0.386
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $   (0.900)      $       --
--------------------------------------------------------------------------------
Total distributions to common shareholders           $   (0.900)      $       --
--------------------------------------------------------------------------------

Preferred and Common shares offering costs charged
  to paid-in capital                                 $   (0.013)      $   (0.021)
--------------------------------------------------------------------------------

Preferred Shares underwriting discounts              $   (0.182)      $       --
--------------------------------------------------------------------------------

Net asset value -- End of year (Common shares)       $   14.480       $   14.690
--------------------------------------------------------------------------------

Market value -- End of year (Common shares)          $   13.450       $   15.060
--------------------------------------------------------------------------------

Total Investment Return on Net Asset Value                 5.09%(5)         2.55%(4)
--------------------------------------------------------------------------------

Total Investment Return on Market Value                   (4.78)%(5)        5.13%(4)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA +,++

Net assets applicable to common shares, end of
  year (000's omitted)                               $  227,266       $  223,739
Ratios (As a percentage of average net assets
  applicable to common shares):
    Net expenses(6)                                        0.83%            0.71%(7)
    Net expenses after custodian fee reduction(6)          0.79%            0.68%(7)
    Net investment income(6)                               6.83%            2.26%(7)
Portfolio Turnover                                           64%               8%
--------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a
    reduction of the investment adviser fee. Had
    such action not been taken, the ratios and net
    investment income per share would have been as
    follows:
Ratios (As a percentage of average net assets
  applicable to common shares):
    Expenses(6)                                            1.34%            1.03%(7)
    Expenses after custodian fee reduction(6)              1.30%            1.00%(7)
    Net investment income(6)                               6.33%            1.94%(7)
Net investment income per share                      $    0.909       $    0.024
--------------------------------------------------------------------------------
Ratios (As a percentage of average total net
  assets):
    Net expenses                                           0.52%
    Net expenses after custodian fee reduction             0.50%
    Net investment income                                  4.31%
Ratios (As a percentage of average total net
  assets):
    Expenses                                               0.84%
    Expenses after custodian fee reduction                 0.82%
    Net investment income                                  3.99%
--------------------------------------------------------------------------------

                       See notes to financial statements.

                                                        INSURED NEW YORK FUND
                                                     ---------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------
                                                        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------
Senior Securities:
    Total preferred shares outstanding                    5,700
    Asset coverage per preferred share               $   64,884
    Involuntary liquidation preference per
      preferred share                                $   25,000
    Approximate market value per preferred share     $   25,000
--------------------------------------------------------------------------------

(1) Computed using average common shares outstanding.

(2) For the period from the start of business, August 30, 2002, to September 30, 2002.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7) Annualized.

(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9) Plus accumulated and unpaid dividends.

* The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

                       See notes to financial statements.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Insured Municipal Bond Fund (Insured Municipal Fund), Eaton Vance Insured California Municipal Bond Fund (Insured California Fund), and Eaton Vance Insured New York Municipal Bond Fund (Insured New York Fund), (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as non-diversified, closed-end management investment companies. The Insured Municipal Fund was organized under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 2, 2002. The Insured California Fund and the Insured New York Fund were organized under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 8, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2003, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                                   AMOUNT             EXPIRES
   ----------------------------------------------------------------------------
   Insured Municipal Fund                  $  1,076,715      September 30, 2011
   Insured California Municipal Fund            672,504      September 30, 2011

   Insured New York Municipal Fund            1,251,495      September 30, 2011

   Additionally, at September 30, 2003, Insured Municipal Fund, Insured California Fund and Insured New York Fund had net capital losses of $6,521,683, $4,261,210 and $164,124, respectively, attributable to security transactions incurred after October 31, 2002. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2004.

   In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

   E OFFERING COSTS -- Costs incurred by the Funds in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2  AUCTION PREFERRED SHARES (APS)

   Each Fund issued Auction Preferred Shares on October 29, 2002 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of the capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and have been reset every seven days thereafter by an auction. Special dividend periods were set on the following series:

                                                      DIVIDEND
                                       EFFECTIVE       PERIOD    DIVIDEND      MATURITY
   FUND                                  DATE          (DAYS)      RATE          DATE
   ---------------------------------------------------------------------------------------
   Insured Municipal Fund Series B   March 4, 2003      364        1.18%    March 2, 2004
   Insured Municipal Fund Series C   August 6, 2003     728        1.70%    August 3, 2005
   Insured Municipal Fund Series D   August 7, 2003     364        1.15%    August 5, 2004
   Insured New York Fund Series A    August 4, 2003     364        1.05%    August 2, 2004

   Insured Municipal Fund Series B, Series C, Series D and Insured New York Fund Series A will pay each series' accumulated dividends on the first business day of each month. Each series within a Fund is identical in all respects to the other(s), except for the dates of reset for the dividend rates.

   Auction Preferred Shares issued and outstanding as of September 30, 2003 and dividend rate ranges for the year ended September 30, 2003 are as indicated below:

                                         PREFERRED SHARES       DIVIDENDS RATE
   FUND                               ISSUED AND OUTSTANDING        RANGES
   ---------------------------------------------------------------------------
   Insured Municipal Fund Series A            4,740              0.51%-1.60%
   Insured Municipal Fund Series B            4,740              0.90%-1.55%
   Insured Municipal Fund Series C            4,740              0.58%-1.70%
   Insured Municipal Fund Series D            4,740              0.60%-1.55%
   Insured Municipal Fund Series E            4,740              0.60%-1.55%
   Insured California Fund Series A           3,900              0.40%-1.45%
   Insured California Fund Series B           3,900              0.40%-1.45%
   Insured New York Fund Series A             2,850              0.65%-1.65%
   Insured New York Fund Series B             2,850              0.55%-1.60%

   The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Fund's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  DISTRIBUTIONS TO SHAREHOLDERS

   Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distribution to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Insured Municipal Fund Series B and Series D shares and Insured New York Series A shares set a special dividend period of 364 days effective March 4, 2003, August 7, 2003 and August 4, 2003, respectively. Insured

   Municipal Fund Series C shares set a special dividend period of 728 days effective August 6, 2003. Insured Municipal Fund Series B, Series C, Series D and Insured New York Fund Series A will pay each Series' accumulated dividends on the first business day of each month. The applicable dividend rate for APS on September 30, 2003 are listed below. For the year ended September 30, 2003, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                   DIVIDENDS PAID TO       AVERAGE APS
                                   APS          PREFERRED SHAREHOLDERS    DIVIDEND RATES
                              DIVIDEND RATES         FOR THE YEAR          FOR THE YEAR
                                  AS OF                 ENDED                 ENDED
                               SEPTEMBER 30,         SEPTEMBER 30,        SEPTEMBER 30,
   FUND                            2003                  2003                  2003
   -------------------------------------------------------------------------------------
   Insured Municipal Fund
     Series A                      0.64%          $   1,086,544                0.99%
   Insured Municipal Fund
     Series B                      1.18%              1,276,632                1.17%
   Insured Municipal Fund
     Series C                      1.70%              1,234,245                1.14%
   Insured Municipal Fund
     Series D                      1.15%              1,176,053                1.09%
   Insured Municipal Fund
     Series E                      0.95%              1,097,964                1.00%
   Insured California Fund
     Series A                      0.88%                829,023                0.92%
   Insured California Fund
     Series B                      0.90%                856,273                0.95%
   Insured New York Fund
     Series A                      1.05%                721,620                1.11%
   Insured New York Fund
     Series B                      0.95%                681,433                1.03%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.65% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the year ended September 30, 2003, the fee was equivalent to 0.65% of each Fund's average weekly gross assets and amounted to $9,563,761, $3,147,936, and $2,310,673 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

   In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.32% of average weekly gross assets of each Fund during the first five full years of each Fund's operations, 0.24% of average weekly gross assets of each Fund in year six, 0.16% in year seven and 0.08% in year eight. For the year ended September 30, 2003, EVM contractually waived $4,723,082, $1,555,160 and $1,137,562 of its advisory fee for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

   Certain officers and one Trustee of each Fund are officers of the above organization.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended September 30, 2003 were as follows:

   Insured Municipal Fund
   Purchases                                        $  1,505,190,345
   Sales                                                 916,497,961

   Insured California Fund
   Purchases                                        $    383,731,844
   Sales                                                 185,922,558

   Insured New York Fund
   Purchases                                        $    375,138,866
   Sales                                                 221,155,982

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at September 30, 2003, as computed for Federal income tax purposes, were as follows:

   Insured Municipal Fund
   Aggregate cost                                   $  1,498,813,515
   -----------------------------------------------------------------
   Gross unrealized appreciation                    $     43,229,722
   Gross unrealized depreciation                          (5,025,004)
   -----------------------------------------------------------------
   Net unrealized appreciation                      $     38,204,718
   -----------------------------------------------------------------

   Insured California Fund
   Aggregate cost                                   $    495,152,154
   -----------------------------------------------------------------
   Gross unrealized appreciation                    $      7,300,237
   Gross unrealized depreciation                          (1,512,719)
   -----------------------------------------------------------------
   Net unrealized appreciation                      $      5,787,518
   -----------------------------------------------------------------

   Insured New York Fund
   Aggregate cost                                   $    357,049,900
   -----------------------------------------------------------------
   Gross unrealized appreciation                    $      7,381,742
   Gross unrealized depreciation                            (415,797)
   -----------------------------------------------------------------
   Net unrealized appreciation                      $      6,965,945
   -----------------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in Fund shares were as follows:

                                             INSURED MUNICIPAL FUND
                                            ------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                            ------------------------
                                            2003          2002(1)
   -----------------------------------------------------------------
   Sales                                    1,500,000     63,100,000
   -----------------------------------------------------------------
   Net increase                             1,500,000     63,100,000
   -----------------------------------------------------------------

                                            INSURED CALIFORNIA FUND
                                            ------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                            ------------------------
                                            2003          2002(1)
   -----------------------------------------------------------------
   Sales                                    515,000       21,100,000
   Shares issued pursuant to the
     Trust's dividend reinvestment plan       6,535               --
   -----------------------------------------------------------------
   Net increase                             521,535       21,100,000
   -----------------------------------------------------------------

                                             INSURED NEW YORK FUND
                                            ------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                            ------------------------
                                            2003          2002(1)
   -----------------------------------------------------------------
   Sales                                    430,000       15,225,000
   Shares issued pursuant to the
     Trust's dividend reinvestment plan      36,478               --
   -----------------------------------------------------------------
   Net increase                             466,478       15,225,000
   -----------------------------------------------------------------

   (1) For the period from the start of business, August 30, 2002 to September 30, 2002.

8  FINANCIAL INSTRUMENTS

   Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2003 is as follows:

   Futures Contracts

                         EXPIRATION                                            NET UNREALIZED
   FUND                  DATE          CONTRACTS                   POSITION     DEPRECIATION
   ------------------------------------------------------------------------------------------
   Insured Municipal     12/03         1,660 U.S. Treasury Bond    Short       $  (10,067,524)
   ------------------------------------------------------------------------------------------
   Insured California    12/03         705 U.S. Treasury Bond      Short       $   (3,658,336)
   ------------------------------------------------------------------------------------------
   Insured New York      12/03         125 U.S. Treasury Bond      Short       $     (791,578)

   At September 30, 2003, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

9  ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

   Each Fund held its Annual Meeting of Shareholders on July 25, 2003. The following action was taken by the shareholders of each Fund:

   ITEM 1: The election of Jessica M. Bibliowicz and William H. Park as Trustees of the Fund for a three-year term expiring in 2006.

                                 NOMINEE FOR TRUSTEE         NOMINEE FOR TRUSTEE
                                 ELECTED BY ALL              ELECTED BY ALL
                                 SHAREHOLDERS                SHAREHOLDERS
   FUND                          JESSICA M. BIBLIOWICZ       WILLIAM H. PARK
   -----------------------------------------------------------------------------
   Insured Municipal Fund

   For                                      63,802,012                63,812,184
   Withheld                                    466,832                   456,660

   Insured California Fund

   For                                      21,285,020                21,288,260
   Withheld                                    209,392                   206,152

   Insured New York Fund

   For                                      15,317,696                15,315,547
   Withheld                                    161,939                   164,088

   Mr. Park replaces Donald R. Dwight as a Trustee of each Fund. As of July 2003, Mr. Dwight retired from each Fund's Board of Trustees. In addition, at their June 2003 Board meeting, the Trustees of each Fund appointed Ronald A. Pearlman as a new Trustee of each Fund. As of June 2003, each Fund's Audit Committee membership also changed and now consists of the following independent Trustees: Norton H. Reamer (chairman), Samuel L. Hayes, III, William H. Park, and Lynn A. Stout.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2003

 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE INSURED MUNICIPAL BOND FUND, EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND AND EATON VANCE INSURED NEW YORK MUNICIPALS BOND FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund, Eaton Vance Insured California Municipal Bond Fund, and Eaton Vance Insured New York Municipal Bond Fund ("the Funds") as of September 30, 2003, the related statements of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and the period from the start of business, August 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of September 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund, Eaton Vance Insured California Municipal Bond Fund, and Eaton Vance Insured New York Municipal Bond Fund at September 30, 2003, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the year then ended and the period from the start of business, August 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2003

EATON VANCE INSURED MUNICIPAL BOND FUNDS

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE INSURED MUNICIPAL BOND FUNDS

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

  This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

  The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                   ---------------------------------------------
                                   Please print exact name on account

                                   ---------------------------------------------
                                   Shareholder signature                Date

                                   ---------------------------------------------
                                   Shareholder signature                Date

                                   Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

  YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

  THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING
  ADDRESS:

                               Eaton Vance Insured Municipal Bond Funds
                               c/o PFPC Inc.
                               P.O. Box 43027
                               Providence, RI 02940-3027
                               800-331-1710

  NUMBER OF EMPLOYEES
  Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

  NUMBER OF SHAREHOLDERS
  As of September 30, 2003, our records indicate that there are 356, 88 and 74 registered shareholders for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively, and approximately 33,100, 8,300 and 7,800 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

  If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

                               Eaton Vance Distributors, Inc.
                               The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                               1-800-225-6265

  AMERICAN STOCK EXCHANGE SYMBOLS

  Insured Municipal Fund     EIM
  Insured California Fund    EVM
  Insured New York Fund      ENX

EATON VANCE INSURED MUNICIPAL BOND FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund (IMF), Eaton Vance Insured California Municipal Bond Fund (ICA), and Eaton Vance Insured New York Municipal Bond Fund (INY), (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVM.

                                           TERM OF                                   NUMBER OF PORTFOLIOS
                           POSITION(S)   OFFICE AND                                    IN FUND COMPLEX
       NAME AND             WITH THE      LENGTH OF     PRINCIPAL OCCUPATION(S)          OVERSEEN BY
    DATE OF BIRTH             FUNDS        SERVICE      DURING PAST FIVE YEARS            TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz       Trustee      Until 2006.  President and Chief Executive           191                     None
11/28/59                                   3 Years.   Officer of National Financial
                                           Trustee    Partners (financial services
                                            since     company) (since April 1999).
                                             2002.    President and Chief Operating
                                                      Officer of John A. Levin &
                                                      Co. (registered investment
                                                      adviser) (July 1997 to April
                                                      1999) and a Director of
                                                      Baker, Fentress & Company,
                                                      which owns John A. Levin &
                                                      Co. (July 1997 to April
                                                      1999). Ms. Bibliowicz is an
                                                      interested person because of
                                                      her affiliation with a
                                                      brokerage firm.

James B. Hawkes           Trustee and    Until 2004.  Chairman, President and Chief           193               Director of EVC
11/9/41                  Vice President   3 years.    Executive Officer of BMR,
                                           Trustee    EVC, EVM and EV; Director of
                                            since     EV; Vice President and
                                            2002.     Director of EVD. Trustee
                                                      and/or officer of 193
                                                      registered investment
                                                      companies in the Eaton Vance
                                                      Fund Complex. Mr. Hawkes is
                                                      an interested person because
                                                      of his positions with BMR,
                                                      EVM, EVC and EV, which are
                                                      affiliates of the Funds.

                                           TERM OF                                   NUMBER OF PORTFOLIOS
                           POSITION(S)   OFFICE AND                                    IN FUND COMPLEX
       NAME AND             WITH THE      LENGTH OF     PRINCIPAL OCCUPATION(S)          OVERSEEN BY
    DATE OF BIRTH             FUNDS        SERVICE      DURING PAST FIVE YEARS            TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III(A)      Trustee     Until 2004.  Jacob H. Schiff Professor of            193          Director of Tiffany
2/23/35                                    3 years.   Investment Banking Emeritus,                         & Co. (specialty
                                           Trustee    Harvard University Graduate                          retailer) and Telect,
                                         since 2002.  School of Business                                   Inc. (telecommunication
                                                      Administration.                                      services company)

William H. Park              Trustee      Until 2006. President and Chief Executive           190                    None
9/19/47                                     3 years.  Officer, Prizm Capital
                                            Trustee   Management, LLC (investment
                                          since 2003. management firm) (since
                                                      2002). Executive Vice
                                                      President and Chief Financial
                                                      Officer, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms)
                                                      (1982-2001).

Ronald A. Pearlman           Trustee      Until 2005. Professor of Law, Georgetown            190                    None
7/10/40                                     3 years.  University Law Center (since
                                            Trustee   1999). Tax Partner, Covington
                                          since 2003. & Burling, Washington, DC
                                                      (1991-2000).

                                           TERM OF                                   NUMBER OF PORTFOLIOS
                           POSITION(S)   OFFICE AND                                    IN FUND COMPLEX
       NAME AND             WITH THE      LENGTH OF     PRINCIPAL OCCUPATION(S)           OVERSEEN BY
    DATE OF BIRTH             FUNDS        SERVICE      DURING PAST FIVE YEARS             TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer(A)         Trustee      Until 2005.  President and Chief Executive           193                    None
9/21/35                                    3 years.   Officer of Asset Management
                                           Trustee    Finance Corp. (a specialty
                                         since 2002.  finance company serving the
                                                      investment management
                                                      industry) (since October
                                                      2003). President, Unicorn
                                                      Corporation (an investment
                                                      and financial advisory
                                                      services company) (since
                                                      September 2000). Formerly,
                                                      Chairman, Hellman, Jordan
                                                      Management Co., Inc. (an
                                                      investment management
                                                      company) (2000-2003).
                                                      Formerly, Advisory Director
                                                      of Berkshire Capital
                                                      Corporation (investment
                                                      banking firm) (2000-2003).
                                                      Formerly Chairman of the
                                                      Board, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms) and
                                                      Chairman, President and
                                                      Director, UAM Funds (mutual
                                                      funds) (1980-2000).

Lynn A. Stout               Trustee      Until 2005.  Professor of Law, University            193                    None
9/14/57                                    3 years.   of California at Los Angeles
                                           Trustee    School of Law (since July
                                         since 2002.  2001). Formerly, Professor of
                                                      Law, Georgetown University
                                                      Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF
                         POSITION(S)         OFFICE AND
  NAME AND                WITH THE            LENGTH OF                          PRINCIPAL OCCUPATION(S)
DATE OF BIRTH               FUNDS              SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter         President           Since 2002         Vice President of EVM and BMR. Trustee and President of
8/20/43                                                         The Massachusetts Health & Education Tax-Exempt Trust.
                                                                Officer of 128 registered investment companies managed
                                                                by EVM or BMR.

Cynthia J. Clemson     Vice President        Since 2002         Vice President of EVM and BMR. Officer of 20 registered
3/2/63                    of ICA                                investment companies managed by EVM or BMR.

Robert B. MacIntosh    Vice President        Since 2002         Vice President of EVM and BMR. Officer of 128 registered
1/22/57                                                         investment companies managed by EVM or BMR.

Alan R. Dynner           Secretary           Since 2002         Vice President, Secretary and Chief Legal Officer of
10/10/40                                                        BMR, EVM, EVD, EV and EVC. Officer of 193 registered
                                                                investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer           Since 2002         Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                                                          registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(A) APS Trustee.

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                 Attn: Eaton Vance Insured Municipal Bond Funds
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022



                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

1453-11/03                                                             CE-IMBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MUNICIPAL BOND FUND


By:   /s/ Thomas J. Fetter
      --------------------------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      --------------------------------------
      James L. O'Connor
      Treasurer


Date: November 18, 2003
      -----------------


By:   /s/ Thomas J. Fetter
      --------------------------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND


By:   /S/ Thomas J. Fetter
      ----------------------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ----------------------------------
      James L. O'Connor
      Treasurer


Date: November 18, 2003
      -----------------


By:   /S/ Thomas J. Fetter
      ----------------------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND


By:   /S/ Thomas J. Fetter
      ------------------------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ------------------------------------
      James L. O'Connor
      Treasurer


Date: November 18, 2003
      -----------------


By:   /S/ Thomas J. Fetter
      ------------------------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------